Leases Receivable (Details) (USD $)	Jun. 30, 2012	Dec. 31, 2011
Receivables [Abstract]
2013	$ 974,976
2014	960,821
2015	705,892
2016	419,288
2017	95,622
Minimum receipts	$ 3,156,599	$ 3,692,424